Income Tax Expense - Schedule of Income Tax Expense (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Income Tax Expense [Abstract]
Current income tax expense			RM 826,402
Overprovision for prior years
Income tax expense			RM 826,402	$ 175,189